Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Revenues by Major Revenue

The following table presents revenues by major revenue type for the six months ended June 30, 2026 and 2025, respectively:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Mold production	$3,543,601	$3,634,475
Mold repair	296,763	491,454
Machining services	1,667,767	1,135,540
Total	$5,508,131	$5,261,469

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	June 30,	December 31,	Six months ended June 30,
	2026	2025	2026	2025
Foreign currency
RMB:1USD	6.8109	7.0288	6.8932	7.1839